Financing Income (Expenses), Net (Details) - Schedule of Components of the Financing Expenses - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of the Financing Expenses [Abstract]
Adjustment to liability in respect of government grants	[1]	₪ (74)	₪ (86)	₪ (31)
Issuance costs allocated to warrant liability	[2]		(723)
Interest in respect of leasing liability	[3]	(22)	(43)	(61)
Interest and discount expenses in respect of promissory notes	[4]	(592)
Revaluation expenses incurred from partial exercise of Commitment Amount under equity line	[4]	(531)
Exchange rate differentials, bank commissions and miscellaneous				(136)
Total		₪ (1,219)	₪ (852)	₪ (228)

[1]	See Note 11 above.
[2]	See Note 13C2 above.
[3]	See Note 9 above.
[4]	See Note 13C4 above.